Employee Stock And Incentive Plan (Summary Of Options Outstanding And Options Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2011 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Shares	3,376,960
Options Outstanding, Weighted Average Remaining Life (years)	4.9
Options Outstanding, Weighted Average Exercise Price	$ 20.03
Options Exercisable, Shares	2,893,668
Options Exercisable, Weighted Average Exercise Price	$ 20.38
$10.00 - 12.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 10.00
Range of prices, Upper limit	$ 12.99
Options Outstanding, Shares	218,365
Options Outstanding, Weighted Average Remaining Life (years)	0.9
Options Outstanding, Weighted Average Exercise Price	$ 12.48
Options Exercisable, Shares	218,365
Options Exercisable, Weighted Average Exercise Price	$ 12.48
$13.00 - 16.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 13.00
Range of prices, Upper limit	$ 16.99
Options Outstanding, Shares	394,259
Options Outstanding, Weighted Average Remaining Life (years)	2.0
Options Outstanding, Weighted Average Exercise Price	$ 15.70
Options Exercisable, Shares	394,259
Options Exercisable, Weighted Average Exercise Price	$ 15.70
$17.00 - 19.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 17.00
Range of prices, Upper limit	$ 19.99
Options Outstanding, Shares	1,378,659
Options Outstanding, Weighted Average Remaining Life (years)	6.2
Options Outstanding, Weighted Average Exercise Price	$ 18.24
Options Exercisable, Shares	895,367
Options Exercisable, Weighted Average Exercise Price	$ 18.43
$20.00 - 22.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 20.00
Range of prices, Upper limit	$ 22.99
Options Outstanding, Shares	459,377
Options Outstanding, Weighted Average Remaining Life (years)	6.2
Options Outstanding, Weighted Average Exercise Price	$ 20.18
Options Exercisable, Shares	459,377
Options Exercisable, Weighted Average Exercise Price	$ 20.18
$23.00 - 27.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 23.00
Range of prices, Upper limit	$ 27.99
Options Outstanding, Shares	484,500
Options Outstanding, Weighted Average Remaining Life (years)	5.1
Options Outstanding, Weighted Average Exercise Price	$ 23.26
Options Exercisable, Shares	484,500
Options Exercisable, Weighted Average Exercise Price	$ 23.26
$28.00 - 29.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 28.00
Range of prices, Upper limit	$ 29.99
Options Outstanding, Shares	441,800
Options Outstanding, Weighted Average Remaining Life (years)	4.2
Options Outstanding, Weighted Average Exercise Price	$ 29.46
Options Exercisable, Shares	441,800
Options Exercisable, Weighted Average Exercise Price	$ 29.46